Subsequent Events	6 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

14.	Subsequent Events

On February 4, 2022, the Company entered into a securities purchase agreement with YA II PN, Ltd. for issuance and sale of convertible debentures (the “Debentures”) in the aggregate principal amount of $3,000,000, with the purchase price equal to 96% of the principal amount. The Debentures have a fixed conversion price of $0.9151 per share. The principal and interest, which will accrue at a rate of 5% per annum, payable under the Debentures will mature 15 months from the issuance date (the “Maturity Date”), unless earlier converted or redeemed by the Company. Beginning on May 1, 2022, the Principal amount plus a 20% redemption premium and plus accrued and unpaid interest will be subject to monthly redemption Debentures included warrant coverage of 983,499 warrants at an exercise price of $0.9151 and expire on February 4, 2026. The warrant’s conversion price on the convertible note and exercise price on warrants have anti-dilution provisions. A Consulting Agreement with Carter, Terry & Company, provided for fees associated with the Debentures of $230,400 in cash and restricted shares equal to 192,000. The company has received net proceeds of $1,920,000 on February 7, 2022. Management has reviewed all subsequent events through March 16, 2022.